Summary of Significant Accounting Policies (Schedule of Derivative Instruments at Fair Value) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments	$ 0	$ 1,986,695
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments	$ 0	$ 1,986,695